Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Derivative Instruments [Abstract]
Schedule of Estimated Fair Value of Derivative Instruments Included in Other Assets and Other Liabilities on the Consolidated Balance Sheets
The following table reflects the estimated fair value of derivative instruments included in other assets and other liabilities on the consolidated balance sheets along with their respective notional amounts on a gross basis.

	December 31, 2025			December 31, 2024
		Fair Value			Fair Value
(in thousands)	Notional Amount	Derivative Assets	Derivative Liabilities	Notional Amount	Derivative Assets	Derivative Liabilities
Derivatives in cash flow hedging relationships:
Interest rate contracts	$3,600,000	$—	$—	$4,350,000	$—	$13,003
Total cash flow hedges		$—	$—		$—	$13,003

Derivatives in fair value hedging relationships:
Interest rate contracts	$1,652,967	$—	$—	$2,102,967	$168	$1,469
Total fair value hedges		$—	$—		$168	$1,469
Total derivatives designated as hedging instruments		$—	$—		$168	$14,472

Derivatives not designated: as hedging instruments
Interest rate contracts	$17,208,364	$83,426	$109,691	$14,653,252	$81,099	$201,847
Mortgage derivatives - interest rate lock commitments	35,844	534	—	34,649	434	—
Mortgage derivatives - forward commitments to sell fixed-rate mortgage loans	49,500	—	118	51,500	233	—
Risk participation agreements	1,042,865	—	22	924,267	—	6
Foreign exchange contracts	142,809	—	379	148,805	1,961	—
Visa derivative	—	—	2,940	—	—	64
Total derivatives not designated as hedging instruments		$83,960	$113,150		$83,727	$201,917

Schedule of Effect of Hedging Derivative Instruments on the Consolidated Statements of Income
The following table presents the effect of hedging derivative instruments on the consolidated statements of income and the total amounts for the respective line item affected for the years ended December 31, 2025, 2024, and 2023.

	2025
	Interest Income	Interest Expense
(in thousands)	Loans, including fees	Deposits	Long-term debt
Total interest income/expense amounts presented in the consolidated statements of income	$2,653,672	$1,109,023	$133,153

Gain (loss) on cash flow hedging relationships:(1)
Interest rate contracts:
Realized gains (losses) reclassified from AOCI, pre-tax, to interest income on loans	$(57,864)	$—	$—
Pre-tax income (loss) recognized on cash flow hedges	$(57,864)	$—	$—

Gain (loss) on fair value hedging relationships:
Amounts related to interest settlements on derivatives	$—	$(7,075)	$(6,280)
Recognized on derivatives	—	12,622	18,889
Recognized on hedged items	—	(12,622)	(18,889)
Pre-tax income (loss) recognized on fair value hedges	$—	$(7,075)	$(6,280)

	2024
	Interest Income	Interest Expense
(in thousands)	Loans, including fees	Deposits	Long-term debt
Total interest income/expense amounts presented in the consolidated statements of income	$2,769,778	$1,329,932	$109,657

Gain (loss) on cash flow hedging relationships:(1)
Interest rate contracts:
Realized gains (losses) reclassified from AOCI, pre-tax, to interest income on loans	$(139,041)	$—	$—
Pre-tax income (loss) recognized on cash flow hedges	$(139,041)	$—	$—

Gain (loss) on fair value hedging relationships:
Amounts related to interest settlements on derivatives	$—	$(21,777)	$(12,803)
Recognized on derivatives	—	11,224	1,777
Recognized on hedged items	—	(11,224)	(1,777)
Pre-tax income (loss) recognized on fair value hedges	$—	$(21,777)	$(12,803)

	2023
	Interest Income	Interest Expense
(in thousands)	Loans, including fees	Deposits	Long-term debt
Total interest income/expense amounts presented in the consolidated statements of income	$2,684,762	$1,026,755	$180,670

Gain (loss) on cash flow hedging relationships:(1)
Interest rate contracts:
Realized gains (losses) reclassified from AOCI, pre-tax, to interest income on loans	$(176,442)	$—	$—
Pre-tax income (loss) recognized on cash flow hedges	$(176,442)	$—	$—

Gain (loss) on fair value hedging relationships:
Amounts related to interest settlements on derivatives	$—	$(22,495)	$(16,358)
Recognized on derivatives	—	8,711	5,986
Recognized on hedged items	—	(8,711)	(5,986)
Pre-tax income (loss) recognized on fair value hedges	$—	$(22,495)	$(16,358)

(1)    See "Part II - Item 8. Financial Statements and Supplementary Data - Note 9 - Shareholders' Equity and Other Comprehensive Income" in this Report for additional information.

Schedule of Carrying Amount and Associated Cumulative Basis Adjustment Related to the Application of Hedge Accounting
The following table presents the carrying amount and associated cumulative basis adjustment related to the application of hedge accounting that is included in the carrying amount of the hedged assets/(liabilities) in fair value hedging relationships.

	December 31, 2025			December 31, 2024
	Hedged Items Currently Designated		Hedged Items No Longer Designated	Hedged Items Currently Designated		Hedged Items No Longer Designated
(in thousands)	Carrying Amount of Assets/(Liabilities)	Hedge Accounting Basis Adjustment		Carrying Amount of Assets/(Liabilities)	Hedge Accounting Basis Adjustment
Interest-bearing deposits	$(950,000)	$(8,330)	$—	$(1,050,000)	$4,292	$—
Long-term debt	(699,751)	(7,304)	4,869	(1,048,535)	11,585	9,809

Schedule of Pre-Tax Effect of Changes in Fair Value from Derivative Instruments Not Designated as Hedging Instruments on the Consolidated Statements of Income
The pre-tax effect of changes in fair value from derivative instruments not designated as hedging instruments on the consolidated statements of income for the years ended December 31, 2025, 2024, and 2023 is presented below.

		Gain (Loss) Recognized in Consolidated Statements of Income
		For The Years Ended December 31,
(in thousands)	Location in Consolidated Statements of Income	2025	2024	2023
Derivatives not designated as hedging instruments:
Interest rate contracts(1)	Capital markets income	$(518)	$(459)	$395
Mortgage derivatives - interest rate lock commitments	Mortgage banking income	100	(261)	345
Mortgage derivatives - forward commitments to sell fixed-rate mortgage loans	Mortgage banking income	(351)	799	(722)
Risk participation agreements	Capital markets income	(16)	(3)	—
Foreign exchange contracts	Capital markets income	(2,340)	2,490	(12)
Visa derivative	Other non-interest expense	(8,051)	(8,700)	(3,927)
Total derivatives not designated as hedging instruments		$(11,176)	$(6,134)	$(3,921)

(1) Gain (loss) represents net fair value adjustments (including credit related adjustments) for client swaps.